UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21196
                                   811-21299

Name of Fund: WCMA Money Fund
              Master Money Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Money
        Fund and Master Money Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 09/30/03

Item 1 - Attach shareholder report

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                                        WCMA Money Fund

Semi-Annual Report
September 30, 2003

[LOGO] Merrill Lynch Investment Managers

WCMA Money Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Donald C. Burke, Vice President and Treasurer
Richard J. Mejzak, Vice President
Phillip S. Gillespie, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.

Electronic Delivery

The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number
(PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


2               WCMA MONEY FUND                 SEPTEMBER 30, 2003

A Letter From the President

Dear Shareholder

Now in its final quarter, 2003 has been a meaningful year in many respects. After one of the most significant equity market downturns in many investors' memories, this year finally brought hopeful signs for a sustainable economic recovery. Sub par economic growth of 1.4% in the first quarter of 2003 increased to projected growth of more than 4% in the second half of the year. With that good news, fixed income investments, which had become the asset class of choice during the long equity market decline, faced new challenges.

Earlier in the year, the Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, long-term interest rates continued to be volatile, as investors began to anticipate the impact of future Federal Reserve Board moves and economic revitalization. As of September 30, 2003, the ten-year Treasury bond was yielding 3.96%. This compared to a yield of 3.83% six months earlier and 3.63% one year ago.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. With that said, remember also that the advice and guidance of a skilled financial advisor often can mean the difference between successful and unsuccessful investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


                WCMA MONEY FUND                 SEPTEMBER 30, 2003             3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      We believe the Federal Reserve Board will maintain lower short-term interest rates in the near term, and this should present opportunity further out on the yield curve.

How did the Fund perform in light of the existing market conditions?

For the six-month period ended September 30, 2003, WCMA Money Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .77%, .82%, .89% and .89%, respectively.* As of September 30, 2003, the Fund's Class 1, Class 2, Class 3 and Class 4 Shares had seven-day yields of ..03%, .23%, .56% and .56%, respectively.

The average portfolio maturity for WCMA Money Fund at September 30, 2003 was 60 days, compared to 59 days at March 31, 2003. The portfolio's average maturity ranged from 50 days to 65 days during the period.

We strategically reduced the portfolio's duration late in the second quarter of the year in anticipation of the June Federal Open Market Committee (FOMC) meeting. At that time, front-end yields continued to favor the likelihood of a half-point (.50%) rate cut. We believed less aggressive action was warranted. To avoid investing at these levels, we targeted much shorter maturities, reducing duration until better opportunities arose. The FOMC ultimately cut interest rates by only .25%, targeting a Federal Funds level of 1%. In response to this action, bond yields rose sharply. Notably, the yield on the two-year Treasury climbed above 1.50%, a fairly significant move when compared to the previous low of 1.09%. The magnitude of this move presented value in our estimation and we then extended the Fund's duration into the high 60-day range.

How did you manage the Fund during the period?

The Fund continued to be positioned in a barbelled manner. Investments were split in the three-month-and-under sector and the longer-than-one-year sector. We employed this strategy because we saw no pick-up in yield in the three-month
- one-year sectors. The yield curve was flat in this area, with no increase in yield until the 15-month to two-year sector.

For the balance of the period, about 50% of the portfolio was invested in variable rate products, which we consider consistent with the short end of our investment spectrum. This position served as part of the barbell trade and to protect the portfolio if interest rates did rise.

In August, a string of favorable economic data sent the yield on the two-year note even higher, this time over 2%. We viewed this as somewhat of an overreaction by the market. Although conditions were improving, the economy still had to wrestle with high unemployment, lackluster capital expenditures and anemic inflation. Under these circumstances, we felt confident that the Federal Reserve Board would be inclined to keep interest rates low. Thus, the higher yields available at this time were particularly attractive. We considered this a buying opportunity, and extended portfolio duration from the 60-day range to the 70-day range.

In general, sectors with maturities of 12 months or less held firm throughout the period, offering yields only slightly higher than overnight financing levels. Seeing minimal value, we sold these sectors and favored the 15-month - 18-month area where the curve became much steeper. Due to the tightening of quality spreads, our focus was typically on government and agency issues. When yield volatility rose, we were able to capitalize by adding callable notes that provided both higher coupons and option-adjusted spreads in this environment.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


4               WCMA MONEY FUND                 SEPTEMBER 30, 2003

In the final months of the period, with the assumption that the Federal Reserve Board would remain on the sidelines, we observed the establishment of trading ranges. Since then, we have been active in selling the lower end and buying the higher end of the trading range. On the two-year Treasury note, for example, we would set 1.5% as a sell zone and 2% as a buying opportunity. When interest rates trend lower, we intend to shorten our average duration to the 55-day range. As the two-year note reaches that 2% level, we would feel comfortable in the 65-day - 70-day range.

How would you characterize the Fund's position at the close of the period?

At the close of the period, we were lightening up positions established in the longer end of the yield curve. The two-year note was approaching 1.5%, which caused us to lean toward the sell side. We will look for a retracement back to the 2% level before reestablishing our long positions. In our opinion, the market is likely to remain range-bound for the next six months - nine months. With that, we are looking to sell into strength and buy on weakness.

The portfolio's composition at the end of the September period and as of our last report to shareholders is as follows:

--------------------------------------------------------------------------------
                                                         9/30/03         3/31/03
--------------------------------------------------------------------------------
Bank Notes ...................................              1.9%           1.5%
Certificates of Deposit--
  European ...................................              0.5            1.1
Certificates of Deposit--
  Yankee+ ....................................              6.6           10.6
Commercial Paper .............................             14.3           13.0
Corporate Notes ..............................              2.5            0.4
Funding Agreements ...........................              5.4            4.6
Medium-Term Notes ............................              6.4            3.3
Municipal--Anticipation Notes ................               --            0.8
Promissory Notes .............................              0.4            0.6
U.S. Government Agency
  Obligations--Discount Notes ................             11.9            0.9
U.S. Government
  Agency Obligations--
  Non-Discount Notes .........................             46.5           59.1
Repurchase Agreements ........................              2.6            2.6
U.S. Treasury Bonds & Notes ..................              0.5            1.3
Short-Term Securities ........................              5.1            0.4
Liabilities in Excess of
  Other Assets ...............................             (4.6)          (0.2)
                                                         ---------------------
Total ........................................            100.0%         100.0%
                                                         =====================

+     U.S. branches of foreign banks.

Richard J. Mejzak
Vice President and Portfolio Manager

October 16, 2003


                WCMA MONEY FUND                 SEPTEMBER 30, 2003             5

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities                              WCMA Money Fund

As of September 30, 2003

=============================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------
                   Investment in Master Money Trust, at value
                     (identified cost--$9,095,917,024) ......................                  $9,097,932,537
                   Other assets .............................................                       1,582,348
                                                                                               --------------
                   Total assets .............................................                   9,099,514,885
                                                                                               --------------
=============================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------
                   Payables:
                     Distributor ............................................    $4,445,420
                     Other affiliates .......................................       133,090         4,578,510
                                                                                 ----------
                   Accrued expenses and other liabilities ...................                         109,919
                                                                                               --------------
                   Total liabilities ........................................                       4,688,429
                                                                                               --------------
=============================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------
                   Net assets ...............................................                  $9,094,826,456
                                                                                               ==============
=============================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------
                   Class 1 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ..................                  $  105,537,994
                   Class 2 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ..................                     356,971,564
                   Class 3 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ..................                     341,643,824
                   Class 4 Shares of beneficial interest, $.10 par value,
                     unlimited number of shares authorized ..................                     105,127,712
                   Paid-in capital in excess of par .........................                   8,183,529,849
                   Unrealized appreciation on investments from the Trust--net                       2,015,513
                                                                                               --------------
                   Net Assets ...............................................                  $9,094,826,456
                                                                                               ==============
=============================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------
                   Class 1--Based on net assets of $1,055,564,442 and
                     1,055,379,940 shares outstanding .......................                  $         1.00
                                                                                               ==============
                   Class 2--Based on net assets of $3,570,529,938 and
                     3,569,715,639 shares outstanding .......................                  $         1.00
                                                                                               ==============
                   Class 3--Based on net assets of $3,417,251,993 and
                     3,416,438,244 shares outstanding .......................                  $         1.00
                                                                                               ==============
                   Class 4--Based on net assets of $1,051,480,083 and
                     1,051,277,121 shares outstanding .......................                  $         1.00
                                                                                               ==============

      See Notes to Financial Statements.


6               WCMA MONEY FUND                 SEPTEMBER 30, 2003

Statement of Operations                                          WCMA Money Fund

For the Six Months Ended September 30, 2003

=============================================================================================================
Investment Income from the Trust--Net
-------------------------------------------------------------------------------------------------------------
                   Net investment income allocated from the Trust:
                     Interest ...............................................                  $   12,065,843
                     Securities lending--net ................................                           5,257
                     Expenses ...............................................                      (1,435,034)
                                                                                               --------------
                   Net investment income from the Trust .....................                      10,636,066
                                                                                               --------------
=============================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------
                   Account maintenance and distribution fees--Class 2 .......    $2,893,392
                   Administration fees ......................................     2,688,793
                   Account maintenance and distribution fees--Class 3 .......     1,510,728
                   Account maintenance fees--Class 1 ........................     1,189,905
                   Account maintenance and distribution fees--Class 4 .......       437,755
                   Registration fees ........................................       146,444
                   Offering costs ...........................................       130,260
                   Transfer agent fees--Class 2 .............................        39,370
                   Transfer agent fees--Class 3 .............................        36,701
                   Transfer agent fees--Class 1 .............................        10,922
                   Transfer agent fees--Class 4 .............................        10,768
                   Printing and shareholder reports .........................         9,728
                   Professional fees ........................................         9,299
                   Other ....................................................         7,914
                                                                                 ----------
                   Total expenses before waiver .............................     9,121,979
                   Waiver of expenses .......................................    (2,413,153)
                                                                                 ----------
                   Total expenses after waiver ..............................                       6,708,826
                                                                                               --------------
                   Investment income--net ...................................                       3,927,240
                                                                                               --------------
=============================================================================================================
Realized & Unrealized Gain from the Trust--Net
-------------------------------------------------------------------------------------------------------------
                   Realized gain on investments from the Trust--net .........                          89,448
                   Change in unrealized appreciation/depreciation on
                     investments from the Trust--net ........................                       2,015,526
                                                                                               --------------
                   Total realized and unrealized gain on investments
                     from the Trust--net ....................................                       2,104,974
                                                                                               --------------
                   Net Increase in Net Assets Resulting from Operations .....                  $    6,032,214
                                                                                               ==============

      See Notes to Financial Statements.


                WCMA MONEY FUND                 SEPTEMBER 30, 2003             7

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets                              WCMA Money Fund

                                                                             For the Six        For the Period
                                                                            Months Ended        March 3, 2003+
                                                                            September 30,        to March 31,
Increase (Decrease) in Net Assets:                                               2003                2003
==============================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------
                   Investment income--net .............................    $     3,927,240     $            86
                   Realized gain on investments from the Trust--net ...             89,448                  --
                   Change in unrealized appreciation/depreciation on
                     investments from the Trust--net ..................          2,015,526                 (13)
                                                                           -----------------------------------
                   Net increase in net assets resulting from operations          6,032,214                  73
                                                                           -----------------------------------
==============================================================================================================
Dividends & Distributions to Shareholders
--------------------------------------------------------------------------------------------------------------
                   Investment income--net:
                     Class 1 ..........................................            (32,894)                (22)
                     Class 2 ..........................................           (983,652)                (22)
                     Class 3 ..........................................         (2,246,199)                (21)
                     Class 4 ..........................................           (664,495)                (21)
                   Realized gain on investments--net:
                     Class 1 ..........................................            (10,455)                 --
                     Class 2 ..........................................            (36,016)                 --
                     Class 3 ..........................................            (33,169)                 --
                     Class 4 ..........................................             (9,808)                 --
                                                                           -----------------------------------
                   Net decrease in net assets resulting from dividends
                     and distributions to shareholders ................         (4,016,688)                (86)
                                                                           -----------------------------------
==============================================================================================================
Beneficial Interest Transactions
--------------------------------------------------------------------------------------------------------------
                   Net increase in net assets derived from beneficial
                     interest transactions ............................      9,092,710,857                  86
                                                                           -----------------------------------
==============================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------
                   Total increase in net assets .......................      9,094,726,383                  73
                   Beginning of period ................................            100,073             100,000
                                                                           -----------------------------------
                   End of period ......................................    $ 9,094,826,456     $       100,073
                                                                           ===================================

+     Commencement of operations.

      See Notes to Financial Statements.


8               WCMA MONEY FUND                 SEPTEMBER 30, 2003

Financial Highlights                                             WCMA Money Fund

                                                                             Class 1                            Class 2
                                                                 ------------------------------------------------------------------
                                                                                       For the                             For the
                                                                   For the             Period        For the               Period
The following per share data and ratios have been derived        Six Months           March 20,     Six Months            March 20,
from information provided in the financial statements.              Ended             2003+ to        Ended               2003+ to
                                                                  Sept. 30,           March 31,      Sept. 30,            March 31,
Increase (Decrease) in Net Asset Value:                              2003               2003           2003                 2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ......   $     1.00          $     1.00     $     1.00           $     1.00
                                                                 ------------------------------------------------------------------
                   Investment income--net ....................           --**             .0003          .0003                .0003
                   Realized and unrealized gain on investments
                     from the Trust--net .....................        .0002               .0001          .0002                .0001
                                                                 ------------------------------------------------------------------
                   Total from investment operations ..........        .0002               .0004          .0005                .0004
                                                                 ------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net .................           --***           (.0003)        (.0003)              (.0003)
                      Realized gain on investments--net ......           --***               --             --***                --
                                                                 ------------------------------------------------------------------
                   Total dividends and distributions .........           --***           (.0003)        (.0003)                  --
                                                                 ------------------------------------------------------------------
                   Net asset value, end of period ............   $     1.00          $     1.00     $     1.00           $     1.00
                                                                 ==================================================================
                   Total Investment Return ...................          .77%*               .04%           .82%*                .04%
                                                                 ==================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Total expenses, net of waiver++ ...........         1.10%*               .01%           .88%*                .01%
                                                                 ==================================================================
                   Total expenses++ ..........................         1.42%*               .01%          1.09%*                .01%
                                                                 ==================================================================
                   Total investment income and realized gain
                     on investments--net .....................          .04%*               .03%           .24%*                .03%
                                                                 ==================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ..   $1,055,564          $       25     $3,570,530           $       25
                                                                 ==================================================================

*     Annualized.
**    Amount is less than $.0001 per share.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


                WCMA MONEY FUND                 SEPTEMBER 30, 2003             9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (concluded)                                 WCMA Money Fund

                                                                             Class 3                            Class 4
                                                                 ------------------------------------------------------------------
                                                                                       For the                             For the
                                                                   For the             Period         For the              Period
The following per share data and ratios have been derived        Six Months           March 20,     Six Months            March 20,
from information provided in the financial statements.             Ended              2003+ to        Ended               2003+ to
                                                                  Sept. 30,           March 31,      Sept. 30,            March 31,
Increase (Decrease) in Net Asset Value:                             2003                2003           2003                 2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                   Net asset value, beginning of period ......   $     1.00          $     1.00     $     1.00           $     1.00
                                                                 ------------------------------------------------------------------
                   Investment income--net ....................        .0007               .0003          .0007                .0003
                   Realized and unrealized gain on investments
                     from the Trust--net .....................        .0002               .0001          .0002                .0001
                                                                 ------------------------------------------------------------------
                   Total from investment operations ..........        .0009               .0004          .0009                .0004
                                                                 ------------------------------------------------------------------
                   Less dividends and distributions:
                      Investment income--net .................       (.0007)             (.0003)        (.0007)              (.0003)
                      Realized gain on investments--net ......           --**                --             --**                 --
                                                                 ------------------------------------------------------------------
                   Total dividends and distributions .........       (.0007)             (.0003)        (.0007)                  --
                                                                 ------------------------------------------------------------------
                   Net asset value, end of period ............   $     1.00          $     1.00     $     1.00           $     1.00
                                                                 ==================================================================
                   Total Investment Return ...................          .89%*               .04%           .89%*                .04%
                                                                 ==================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Total expenses, net of waiver++ ...........          .56%*               .01%           .56%*                .01%
                                                                 ==================================================================
                   Total expenses++ ..........................          .79%*               .01%           .79%*                .01%
                                                                 ==================================================================
                   Total investment income and realized gain
                     on investments--net .....................          .56%*               .03%           .56%*                .03%
                                                                 ==================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ..   $3,417,252          $       25     $1,051,480           $       25
                                                                 ==================================================================

*     Annualized.
**    Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Includes the Fund's share of the Trust's allocated expenses.

      See Notes to Financial Statements.


10              WCMA MONEY FUND                 SEPTEMBER 30, 2003

Notes to Financial Statements                                    WCMA Money Fund

1. Significant Accounting Policies:

WCMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Money Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Fund owned by the Trust at September 30, 2003 was 43.4%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and have exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee           Fee
--------------------------------------------------------------------------------
Class 1 ...............................             .25%               .75%
Class 2 ...............................             .25%               .425%
Class 3 ...............................             .25%               .125%
Class 4 ...............................             .25%               .125%
--------------------------------------------------------------------------------


                WCMA MONEY FUND                 SEPTEMBER 30, 2003            11

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)                        WCMA Money Fund

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. FAM and MLPF&S have entered into a contractual arrangement to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .32% higher than that of CMA Money Fund, and Class 3 and Class 4 Shares is equal to that of CMA Money Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term, which began on the commencement date of operations and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receive a positive yield on each daily dividend. For the six months ended September 30, 2003, MLPF&S has earned fees of $6,031,780, of which $2,413,153 was waived.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

Net increase in net assets derived from beneficial interest transactions was $9,092,710,857 and $86 for the six months ended September 30, 2003 and for the period March 3, 2003 to March 31, 2003, respectively.

-------------------------------------------------------------------------------
Class 1 Shares for the Six Months                                    Dollar
Ended September 30, 2003                        Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................       1,360,095,689      $ 1,360,095,689
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................              43,333               43,333
Shares issued in connection with
  the bulk transfer of WCMA
  shareholder assets .................       1,048,508,399        1,048,508,399
                                            -----------------------------------
Total issued .........................       2,408,647,421        2,408,647,421
Shares redeemed ......................      (1,353,292,503)      (1,353,292,503)
                                            -----------------------------------
Net increase .........................       1,055,354,918      $ 1,055,354,918
                                            ===================================

-------------------------------------------------------------------------------
Class 1 Shares for the
Period March 3, 2003+ to                                             Dollar
March 31, 2003                                  Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................                  22      $            22
                                            -----------------------------------
Net increase .........................                  22      $            22
                                            ===================================

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class 2 Shares for the Six Months                                    Dollar
Ended September 30, 2003                        Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................       2,545,588,568      $ 2,545,588,568
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................           1,018,839            1,018,839
Shares issued in connection with
  the bulk transfer of WCMA
  shareholder assets .................       3,683,173,722        3,683,173,722
                                            -----------------------------------
Total issued .........................       6,229,781,129        6,229,781,129
Shares redeemed ......................      (2,660,090,512)      (2,660,090,512)
                                            -----------------------------------
Net increase .........................       3,569,690,617      $ 3,569,690,617
                                            ===================================

-------------------------------------------------------------------------------
Class 2 Shares for the
Period March 3, 2003+ to                                             Dollar
March 31, 2003                                  Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................                  22      $            22
                                            -----------------------------------
Net increase .........................                  22      $            22
                                            ===================================
-------------------------------------------------------------------------------

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class 3 Shares for the Six Months                                    Dollar
Ended September 30, 2003                        Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................       3,359,561,312      $ 3,359,561,312
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................           2,279,367            2,279,367
Shares issued in connection with
  the bulk transfer of WCMA
  shareholder assets .................       3,260,895,036        3,260,895,036
                                            -----------------------------------
Total issued .........................       6,622,735,715        6,622,735,715
Shares redeemed ......................      (3,206,322,493)      (3,206,322,493)
                                            -----------------------------------
Net increase .........................       3,416,413,222      $ 3,416,413,222
                                            ===================================

-------------------------------------------------------------------------------
Class 3 Shares for the
Period March 3, 2003+ to                                            Dollar
March 31, 2003                                 Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................                  21      $            21
                                            -----------------------------------
Net increase .........................                  21      $            21
                                            ===================================

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.


12              WCMA MONEY FUND                 SEPTEMBER 30, 2003

Notes to Financial Statements (concluded)                        WCMA Money Fund

-------------------------------------------------------------------------------
Class 4 Shares for the Six Months                                    Dollar
Ended September 30, 2003                        Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................       2,117,806,072      $ 2,117,806,072
Shares issued to shareholders in
  reinvestment of dividends
  and distributions ..................             674,303              674,303
Shares issued in connection with
  the bulk transfer of WCMA
  shareholder assets .................         959,243,343          959,243,343
                                            -----------------------------------
Total issued .........................       3,077,723,718        3,077,723,718
Shares redeemed ......................      (2,026,471,618)      (2,026,471,618)
                                            -----------------------------------
Net increase .........................       1,051,252,100      $ 1,051,252,100
                                            ===================================

-------------------------------------------------------------------------------
Class 3 Shares for the
Period March 3, 2003+ to                                             Dollar
March 31, 2003                                  Shares               Amount
-------------------------------------------------------------------------------
Shares sold ..........................                  21      $            21
                                            -----------------------------------
Net increase .........................                  21      $            21
                                            ===================================

+ Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.


                WCMA MONEY FUND                 SEPTEMBER 30, 2003            13

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments                    Master Money Trust     (in Thousands)

                               Face          Interest            Maturity
Issue                         Amount           Rate*               Date         Value
======================================================================================
Bank Notes--1.9%
======================================================================================
National City                $300,000         1.065+%            6/23/2004   $ 299,945
Bank of Indiana
--------------------------------------------------------------------------------------
National City                  50,000         1.07+              3/03/2004      50,004
Bank of Ohio
--------------------------------------------------------------------------------------
Putnam Structured              40,000         1.22+             10/15/2004      40,000
Products
--------------------------------------------------------------------------------------
Total Bank Notes (Cost--$389,949) ........................................     389,949
======================================================================================
Certificates of Deposit--European--0.5%
======================================================================================
HBOS Treasury                 100,000         1.08              12/12/2003      99,998
Services
--------------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$100,000) .........................................................      99,998
======================================================================================
Certificates of Deposit--Yankee--6.6%
======================================================================================
BNP Paribas, NY               300,000         1.04+              3/08/2004     299,993
                               90,000         1.05+              6/23/2004      89,983
--------------------------------------------------------------------------------------
Deutsche Bank                 500,000         1.05+             10/20/2003     500,000
AG, NY                        250,000         1.25               6/21/2004     250,529
--------------------------------------------------------------------------------------
Societe                       250,000         1.05+              2/12/2004     249,995
Generale, NY
--------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$1,389,975) .......................................................   1,390,500
======================================================================================
Commercial Paper--14.3%
======================================================================================
Amsterdam                      50,000         1.05              10/21/2003      49,969
Funding Corp.                  50,000         1.05              10/24/2003      49,965
                               41,316         1.07              10/27/2003      41,283
--------------------------------------------------------------------------------------
Aspen Funding                  97,000         1.07              10/06/2003      96,983
Corp.
--------------------------------------------------------------------------------------
Asset Securitization           65,000         1.05              10/16/2003      64,970
Cooperative Corp.
--------------------------------------------------------------------------------------
Barton Capital                 78,500         1.05              10/08/2003      78,482
Corporation                    47,613         1.07              11/14/2003      47,549
--------------------------------------------------------------------------------------
Blue Ridge Asset               25,000         1.07              10/03/2003      24,998
Funding Corp.
--------------------------------------------------------------------------------------
Clipper                        70,000         1.07              10/15/2003      69,969
Receivables Corp.              75,000         1.05              11/06/2003      74,919
--------------------------------------------------------------------------------------
Edison Asset                   75,000         1.06              11/20/2003      74,887
Securitization, LLC            65,611         1.05              11/21/2003      65,511
--------------------------------------------------------------------------------------
Eureka                         98,050         1.08              10/09/2003      98,024
Securitization Inc.
--------------------------------------------------------------------------------------
Falcon Asset                   68,468         1.05              10/07/2003      68,454
Securitization
--------------------------------------------------------------------------------------
Fortis Funding LLC             51,496         1.06              11/14/2003      51,426
--------------------------------------------------------------------------------------
Goldman Sachs                  20,000         1.11+             10/09/2003      19,995
Group, Inc.                   130,000         1.12+             10/10/2003     130,000
--------------------------------------------------------------------------------------
Greyhawk                       72,000         1.07              11/10/2003      71,911
Funding, LLC                   54,000         1.07              11/13/2003      53,929
--------------------------------------------------------------------------------------
HBOS Treasury                 100,000         1.08              11/04/2003      99,895
Services                      100,000         1.06              11/07/2003      99,888
--------------------------------------------------------------------------------------
Jupiter                        47,085         1.07              10/07/2003      47,075
Securitization                115,000         1.07              10/29/2003     114,901
                               87,425         1.07              10/30/2003      87,347
--------------------------------------------------------------------------------------
Mont Blanc                     89,000         1.07              10/16/2003      88,958
Capital Corp.                  72,501         1.07              11/13/2003      72,405
--------------------------------------------------------------------------------------
Morgan Stanley                 55,000         1.205+             1/09/2004      55,000
Dean Witter & Co.               5,000         1.13+              2/20/2004       5,000
--------------------------------------------------------------------------------------
Nordea North                   85,000         1.08              11/19/2003      84,873
America Inc.                  100,000         1.07              11/21/2003      99,846
                               45,000         1.08              12/23/2003      44,885
--------------------------------------------------------------------------------------
PB Finance                     75,000         1.08              11/12/2003      74,903
(Delaware)
--------------------------------------------------------------------------------------
Park Avenue                    69,096         1.05              10/23/2003      69,050
Receivables Corp.              49,739         1.07              11/03/2003      49,689
--------------------------------------------------------------------------------------
Preferred                      50,000         1.05              10/10/2003      49,985
Receivables                    50,000         1.07              11/05/2003      49,946
Funding Corp.
--------------------------------------------------------------------------------------
Santander Central             100,000         1.03              10/10/2003      99,970
Hispano Finance
(Delaware), Inc.
--------------------------------------------------------------------------------------
Sheffield                      99,000         1.06              10/06/2003      98,983
Receivables
Corporation
--------------------------------------------------------------------------------------
Sigma Finance                  87,500         1.07+             12/05/2003      87,497
Corporation                   175,000         1.08+              5/17/2004     174,989
--------------------------------------------------------------------------------------
Societe Generale               70,790         1.06              12/03/2003      70,654
NA
--------------------------------------------------------------------------------------
Variable Funding               50,000         1.06              11/17/2003      49,929
Capital Corp.
--------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$3,008,905) ................................   3,008,892
======================================================================================
Corporate Notes--2.5%
======================================================================================
General Electric              290,605         1.15+             10/15/2004     290,605
Capital Corp.
--------------------------------------------------------------------------------------
Hancock II Corp.              125,000         1.12+              1/12/2004     125,004
--------------------------------------------------------------------------------------
Holmes Financing               52,650         1.12+             10/15/2003      52,650
Corporation
Number 6
--------------------------------------------------------------------------------------
Metropolitan Life              50,500         1.13+             10/14/2004      50,500
Insurance Company
--------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$518,755) ...................................     518,759
--------------------------------------------------------------------------------------


14              WCMA MONEY FUND                 SEPTEMBER 30, 2003

Schedule of Investments (continued)     Master Money Trust      (in Thousands)

                               Face          Interest            Maturity
Issue                         Amount           Rate*               Date         Value
======================================================================================
Funding Agreements--5.4%
======================================================================================
Allstate Life                $ 45,000        1.215+%            11/03/2003   $  45,000
Insurance Co.                  45,000        1.195+              7/01/2004      45,000
--------------------------------------------------------------------------------------
GE Life and                    50,000        1.175+             11/03/2003      50,000
Annuity                       150,000        1.179+             12/01/2003     150,000
Assurance Co.
--------------------------------------------------------------------------------------
Jackson National               15,000        1.199+              5/03/2004      15,000
Life Insurance Co.
--------------------------------------------------------------------------------------
Metropolitan                   68,000        1.229+              2/02/2004      68,000
Life Insurance                165,000        1.229+              4/01/2004     165,000
Company
--------------------------------------------------------------------------------------
Monumental Life               135,000        1.264+              8/13/2004     135,000
Insurance
Company
--------------------------------------------------------------------------------------
New York Life                 216,000        1.174+              5/28/2004     216,000
Insurance
Company
--------------------------------------------------------------------------------------
Pacific Life                   40,000        1.199+             10/01/2003      40,000
Insurance Co.                  40,000        1.199+              6/02/2004      40,000
                               40,000        1.20+              10/01/2004      40,000
--------------------------------------------------------------------------------------
The Travelers                  70,000        1.175+              3/01/2004      70,000
Insurance                      25,000        1.179+              5/03/2004      25,000
Company                        25,000        1.17+               9/17/2004      25,000
--------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,129,000) ..............................   1,129,000
======================================================================================
Medium-Term Notes--6.4%
======================================================================================
American Honda                 25,000        1.08+              10/06/2003      25,000
Finance Corp.                  25,000        1.34+              11/10/2003      25,007
--------------------------------------------------------------------------------------
BMW US Capital                 75,000        1.12+              12/10/2003      75,000
Group
--------------------------------------------------------------------------------------
BP Amoco Capital               50,000        1.045+              3/08/2004      50,000
PLC
--------------------------------------------------------------------------------------
Bank of New York               25,000        1.18+              10/30/2003      24,999
Co., Inc.
--------------------------------------------------------------------------------------
Beta Finance Inc.             167,000        1.06+               6/07/2004     166,988
                              200,000        1.055+              7/15/2004     200,000
--------------------------------------------------------------------------------------
CC (USA) Inc.                 200,000        1.06+               6/10/2004     200,000
(Centauri)
--------------------------------------------------------------------------------------
Canadian                      180,000        1.14+              10/15/2004     180,000
Imperial Bank
of Commerce
--------------------------------------------------------------------------------------
Dorada Finance Inc.            75,000        1.06+               6/10/2004      75,000
--------------------------------------------------------------------------------------
Goldman Sachs                 118,000        1.356+             10/12/2004     118,000
Group, Inc.
--------------------------------------------------------------------------------------
Household                      99,000        1.13+               8/18/2004      98,978
Finance Corp.
--------------------------------------------------------------------------------------
Northern Rock PLC             120,000        1.13+              11/19/2003     120,007
--------------------------------------------------------------------------------------
Total Medium-Term Notes
(Cost--$1,358,997) .......................................................   1,358,979
======================================================================================
Promissory Notes--0.4%
======================================================================================
Morgan Stanley                 95,000        1.285+              2/02/2004      95,000
Group, Inc.
--------------------------------------------------------------------------------------
Total Promissory Notes (Cost--$95,000) ...................................      95,000
======================================================================================
U.S. Government Agency Obligations--
Discount Notes--11.9%
======================================================================================
Fannie Mae                    106,252        1.05               11/05/2003     106,149
                              100,000        1.075              11/21/2003      99,860
                               26,895        1.05               12/03/2003      26,846
                              150,371        1.36                8/20/2004     148,822
--------------------------------------------------------------------------------------
Freddie Mac                   366,263        1.083              10/31/2003     365,957
                              177,785        1.04               11/12/2003     177,564
                               86,700        1.08               11/26/2003      86,564
                               62,705        1.08               12/04/2003      62,589
                              360,387        1.082              12/04/2003     359,720
                              448,090        1.058              12/11/2003     447,171
                              261,843        1.093              12/15/2003     261,275
                              236,500        1.058              12/18/2003     235,967
                              110,965        1.08               12/22/2003     110,702
--------------------------------------------------------------------------------------
U.S. Government Agency Obligations --
Discount Notes (Cost--$2,488,878) ........................................   2,489,186
======================================================================================
U.S. Government Agency Obligations--
Non-Discount Notes--46.5%
======================================================================================
Fannie Mae                    480,000        0.936+              1/16/2004     479,988
                              188,000        0.988+              1/20/2004     187,981
                              413,000        0.95+               1/22/2004     412,960
                              635,000        0.988+              1/22/2004     634,926
                              135,860        2.50               10/01/2004     135,860
                               46,745        2.25               10/21/2004      46,774
                               18,400        2.40               10/29/2004      18,417
                               50,330        2.20               12/30/2004      50,440
                               72,500        2.20                1/14/2005      72,704
                              500,000        1.02+               1/18/2005     499,655
                            1,000,000        1.035+              1/28/2005     999,281
                               32,550        2.00                2/10/2005      32,642
                               55,000        2.00                2/18/2005      55,159
                               28,750        2.125               8/19/2005      28,984
                               16,100        2.28                8/19/2005      16,261
                               36,000        2.06                8/26/2005      36,269
                               97,000        2.11                8/26/2005      97,788
--------------------------------------------------------------------------------------
Federal Farm                  260,000        0.975+             10/01/2003     260,000
Credit Banks                  200,000        0.975+             11/03/2003     199,994
                              130,000        0.97+              11/14/2003     129,994
                              450,000        0.98+              12/15/2003     449,967
                              145,000        0.98+              12/24/2003     144,990
                              200,000        0.985+              1/26/2004     199,981
                               97,000        1.00+               2/23/2004      96,992
                               99,750        0.995+              3/01/2004      99,737
                              300,000        0.99+               3/16/2004     299,945
                              240,000        0.995+              4/07/2004     239,945
                              390,000        0.99+               6/21/2004     389,930
                              100,000        1.009+              8/02/2004      99,983
                               65,000        1.02+               8/10/2004      64,994
                              200,000        1.04+              11/24/2004     200,000
                              250,000        1.03+               1/27/2005     250,000
                              127,000        1.00+               2/07/2005     126,965
                              200,000        1.03+               2/11/2005     200,000
                              175,000        1.03+               2/24/2005     174,971
                               82,000        1.04+               2/21/2006      81,961
                               44,950        1.035+              4/04/2007      44,895
                               54,750        1.07+               2/20/2008      54,726
--------------------------------------------------------------------------------------


                WCMA MONEY FUND                 SEPTEMBER 30, 2003            15

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)     Master Money Trust      (in Thousands)

                               Face          Interest            Maturity
Issue                         Amount           Rate*               Date         Value
======================================================================================
U.S. Government Agency Obligations--
Non-Discount Notes (concluded)
======================================================================================
Federal Home                $ 260,500        0.975+%            12/29/2003    $260,472
Loan Banks                     74,700        0.951+              1/02/2004      74,701
                              130,000        3.75                4/15/2004     131,796
                               71,800        0.97+               7/06/2004      71,783
                               66,700        3.875              12/15/2004      68,690
                              245,000        4.125               1/14/2005     253,664
                              700,000        1.055+              3/15/2005     699,789
                              177,900        1.50                5/13/2005     177,844
--------------------------------------------------------------------------------------
Freddie Mac                    50,000        3.75                4/15/2004      50,696
                               56,300        2.35               10/08/2004      56,312
                               63,600        2.125               4/28/2005      63,640
--------------------------------------------------------------------------------------
Student Loan                  230,000        1.173+              2/12/2004     229,983
Marketing
Association
--------------------------------------------------------------------------------------
U.S. Government Agency Obligations --
Non-Discount Notes (Cost--$9,751,613) ....................................   9,755,429
======================================================================================
U.S. Treasury Bonds & Notes--0.5%
======================================================================================
U.S. Treasury Notes           104,000        1.25                5/31/2005     103,939
--------------------------------------------------------------------------------------
U.S. Treasury Bonds & Notes
(Cost--$104,263) .........................................................     103,939
--------------------------------------------------------------------------------------

Face
Amount                              Issue                                      Value
======================================================================================
Repurchase Agreements--2.6%
======================================================================================
$539,238       UBS Warburg Corp. LLC, purchased on
               9/30/2003 to yield 1.08% to
               10/01/2003, repurchase price $539,254,
               collateralized by Request for Competitive
               Sealed Proposals, 8.125% to 9.375% due
               10/15/2019 to 1/15/2021 ...................................   $ 539,238
--------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$539,238) .........................................................     539,238
--------------------------------------------------------------------------------------

Shares
Held
======================================================================================
Short-Term Securities--5.1%
======================================================================================
1,062,277      Merrill Lynch Premier Institutional Fund (a)(b) ...........   1,062,277
--------------------------------------------------------------------------------------
Total Short-Term Securities
(Cost--$1,062,277) .......................................................   1,062,277
--------------------------------------------------------------------------------------
Total Investments
(Cost--$21,936,850)--104.6% ..............................................  21,941,146

Liabilities in Excess of Other Assets--(4.6%) ............................    (969,786)
                                                                           -----------
Net Assets--100.0% ....................................................... $20,971,360
                                                                           ===========

* Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes. The interest rates shown are the rates in effect at September 30, 2003.

+     Variable rate notes.

(a) Investment in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                       Dividend/
                                                          Net          Interest
      Affiliate                                        Activity         Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                               --                $15

        Merrill Lynch Premier Institutional Fund      1,023,469             $31
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.


16              WCMA MONEY FUND                 SEPTEMBER 30, 2003

Statement of Assets and Liabilities                           Master Money Trust

As of September 30, 2003

===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Investments, at value (including securities loaned of--$1,035,915,780)
                     (identified cost--$21,936,850,037+) .................................                         $ 21,941,146,112
                   Cash ..................................................................                                      799
                   Receivables:
                      Securities sold ....................................................    $    102,412,387
                      Interest ...........................................................          22,997,203
                      Contributions ......................................................           7,463,752          132,873,342
                                                                                              ----------------
                   Prepaid expenses ......................................................                                   68,391
                                                                                                                   ----------------
                   Total assets ..........................................................                           22,074,088,644
                                                                                                                   ----------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
                   Collateral on securities loaned, at value .............................                            1,062,277,000
                   Payables:
                      Securities purchased ...............................................          40,000,000
                      Investment adviser .................................................             304,307
                      Other affiliates ...................................................             144,597           40,448,904
                                                                                              ----------------
                   Accrued expenses and other liabilities ................................                                    3,193
                                                                                                                   ----------------
                   Total liabilities .....................................................                            1,102,729,097
                                                                                                                   ----------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Net assets ............................................................                         $ 20,971,359,547
                                                                                                                   ================
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
                   Investors' capital ....................................................                         $ 20,967,063,472
                   Unrealized appreciation on investments--net ...........................                                4,296,075
                                                                                                                   ----------------
                   Net Assets ............................................................                         $ 20,971,359,547
                                                                                                                   ================

+ Cost for Federal income tax purposes was $21,936,850,037. As of September 30, 2003, net unrealized appreciation for Federal income tax purposes amounted to $4,296,075, of which $5,419,578 related to appreciated securities and $1,123,503 related to depreciated securities.

      See Notes to Financial Statements.


                WCMA MONEY FUND                 SEPTEMBER 30, 2003            17

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                                       Master Money Trust

For the Six Months Ended September 30, 2003

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
                   Interest and amortization of premium and discount earned ..............                         $    138,512,159
                   Securities lending--net ...............................................                                   46,560
                                                                                                                   ----------------
                   Total income ..........................................................                              138,558,719
                                                                                                                   ----------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
                   Investment advisory fees ..............................................    $     14,004,482
                   Accounting services ...................................................           1,024,672
                   Custodian fees ........................................................             241,289
                   Professional fees .....................................................              83,285
                   Trustees' fees and expenses ...........................................              55,027
                   Pricing fees ..........................................................              30,880
                   Other .................................................................              66,475
                                                                                              ----------------
                   Total expenses ........................................................                               15,506,110
                                                                                                                   ----------------
                   Investment income--net ................................................                              123,052,609
                                                                                                                   ----------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) on Investments--Net
-----------------------------------------------------------------------------------------------------------------------------------
                   Realized gain from investments--net ...................................                                1,946,205
                   Change in unrealized appreciation on investments--net .................                               (7,283,914)
                                                                                                                   ----------------
                   Total realized and unrealized loss on investments--net ................                               (5,337,709)
                                                                                                                   ----------------
                   Net Increase in Net Assets Resulting from Operations ..................                         $    117,714,900
                                                                                                                   ================

      See Notes to Financial Statements.


18              WCMA MONEY FUND                 SEPTEMBER 30, 2003

Statements of Changes in Net Assets                          Master Money Trust

                                                                                                For the Six         For the Period
                                                                                               Months Ended      February 13, 2003+
                                                                                               September 30,         to March 31,
Increase (Decrease) in Net Assets:                                                                   2003               2003
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
                   Investment income--net ................................................    $    123,052,609     $     37,401,278
                   Realized gain on investments--net .....................................           1,946,205              172,930
                   Change in unrealized appreciation on investments--net .................          (7,283,914)          (4,939,558)
                                                                                              -------------------------------------
                   Net increase in net assets resulting from operations ..................         117,714,900           32,634,650
                                                                                              -------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
                   Proceeds from contributions ...........................................      70,349,993,728       16,259,862,771
                   Fair value of net assets contributions ................................                  --       23,085,923,316
                   Fair value of withdrawals .............................................     (72,625,362,095)     (16,249,507,723)
                                                                                              -------------------------------------
                   Net increase (decrease) in net assets derived from capital transactions      (2,275,368,367)      23,096,278,364
                                                                                              -------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                   Total increase (decrease) in net assets ...............................      (2,157,653,467)      23,128,913,014
                   Beginning of period ...................................................      23,129,013,014              100,000
                                                                                              -------------------------------------
                   End of period .........................................................    $ 20,971,359,547     $ 23,129,013,014
                                                                                              =====================================

+     Commencement of operations.

      See Notes to Financial Statements.


                WCMA MONEY FUND                 SEPTEMBER 30, 2003            19

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                                          Master Money Trust

                                                                                       For the Six             For the Period
                                                                                      Months Ended           February 13, 2003+
The following ratios have been derived from                                           September 30,             to March 31,
information in the financial statements                                                   2003                      2003
===============================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------------
                   Total investment return ...............................                    1.14%*                     .90%*
                                                                                    ===========================================
===============================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                   Expenses ..............................................                     .14%*                     .21%*
                                                                                    ===========================================
                   Investment income and realized gain on investments--net                    1.14%*                    1.25%*
                                                                                    ===========================================
===============================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
                   Net assets, end of period (in thousands) ..............          $   20,971,360            $   23,129,013
                                                                                    ===========================================

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


20              WCMA MONEY FUND                 SEPTEMBER 30, 2003

Notes to Financial Statements                                 Master Money Trust

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


                WCMA MONEY FUND                 SEPTEMBER 30, 2003            21

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)                     Master Money Trust

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended September 30, 2003, MLIM, LLC received $53,746 in securities lending agent fees.

For the six months ended September 30, 2003, the Trust reimbursed FAM $83,247 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Trust sells securities to repurchase them at a mutually agreed upon date and price. At the time the Trust enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents of liquid high grade debt securities having a value at least equal to the repurchase price.

The Trust had no reverse repurchase agreements outstanding as of September 30, 2003.


22              WCMA MONEY FUND                 SEPTEMBER 30, 2003

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

WCMA Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                  #WCMAM -- 9/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15, 2003)

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and
                                  related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
                              (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

         (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        WCMA Money Fund and Master Money Trust


        By: /s/ Terry K. Glenn
            ---------------------------
            Terry K. Glenn,
            President of
            WCMA Money Fund and Master Money Trust

        Date: November 21, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ---------------------------
            Terry K. Glenn,
            President of
            WCMA Money Fund and Master Money Trust

        Date: November 21, 2003


        By: /s/ Donald C. Burke
            ---------------------------
            Donald C. Burke,
            Chief Financial Officer of
            WCMA Money Fund and Master Money Trust

        Date: November 21, 2003

        Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.